Recent Subsidiary Activity (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2024	Aug. 04, 2023	Mar. 06, 2023	Jun. 30, 2023	Mar. 06, 2023	Sep. 30, 2024	Jun. 27, 2024	Sep. 30, 2023	Jun. 27, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Recent Subsidiary Activity [Line Items]
Purchase price	$ 11,200,000
Revenue						$ 3,756,675
Gross revenue										$ 3,000,000		$ 3,000,000
Gain on disposal of subsidiary										(7,950,773)		7,950,773
Net income/loss										1,500
Business transaction			$ 11,500,000
Debt			10,000,000		$ 10,000,000
Debt payments			$ 325,000							8,034,746
Cancellation of shares (in Shares)			140
Gain on disposal of subsidiary												1,434,392
Net income					$ 96,680
Received cash payment												160,000
Gain on sale of asset												204,081
Company paid agreement				$ 100,000
John Peterson [Member]
Recent Subsidiary Activity [Line Items]
Company paid agreement				100,000
Agreement installment payment				$ 25,000
Company owned percentage		20.00%		20.00%
Liquidation preference												2,000,000
Liquidation preference proceeds												2,000,000
Valuation assets												20,000,000
HWN [Member]
Recent Subsidiary Activity [Line Items]
Percentage of escrow deposits						50.00%
Net income/loss							$ 90,259		$ 1,784,730
INNO4 LLC [Member]
Recent Subsidiary Activity [Line Items]
Percentage of escrow deposits						50.00%
Gross revenue										250,000		$ 250,000
Maximum [Member]
Recent Subsidiary Activity [Line Items]
Revenue						$ 3,756,675
Minimum [Member]
Recent Subsidiary Activity [Line Items]
Revenue						3,000,000
Working Capital Adjustment Obligations [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow	300,000					300,000	300,000		300,000	300,000
Indemnification Agreement [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow	250,000					75,000	250,000		250,000	75,000
Guarantee of Business Revenue [Member]
Recent Subsidiary Activity [Line Items]
Purchase price deposited into escrow	$ 75,000					$ 250,000	$ 75,000		$ 75,000	250,000
Overwatch Cyberlab, Inc [Member]
Recent Subsidiary Activity [Line Items]
Company owned percentage		80.00%
John Peterson [Member]
Recent Subsidiary Activity [Line Items]
Ownership percentage		20.00%
AW Solutions Puerto Rico (AWS PR) [Member]
Recent Subsidiary Activity [Line Items]
Net income loss										0
Tropical Communications, Inc. (“Tropical”) [Member]
Recent Subsidiary Activity [Line Items]
Net income loss										$ 4,608